THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                   Omaha, NE                February 14, 2008
-----------------------------------   ----------------------   -----------------
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 9
Form 13F Information Table Entry Total:            3
Form 13F Information Table Value Total:   $3,699,503
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      FORM 13F
NO.   FILE NUMBER   NAME
---   -----------   ----
 1.   28-10388      BH Columbia Inc.
 2.   28-719        Blue Chip Stamps
 3.   28-554        Buffett, Warren E.
 4.   28-1517       Columbia Insurance Co.
 5.   28-718        National Indemnity Co.
 6.   28-717        OBH Inc.
 7.   28-1357       Wesco Financial Corp.
 8.   28-3091       Wesco Financial Ins. Co.
 9.   28-3105       Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2007

                                                                         Column 6
                                                                  Investment Discretion                             Column 8
                                        Column 4      Column 5   -----------------------                        Voting Authority
Column 1      Column 2    Column 3       Market       Shares or           (b)      (c)        Column 7      ------------------------
Name of       Title of     CUSIP          Value       Principal   (a)  Shared -  Shared-        Other           (a)       (b)    (c)
Issuer          Class      Number    (In Thousands)    Amount    Sole   Defined   Other       Managers         Sole     Shared  None
------------  --------  -----------  --------------  ----------  ----  --------  -------  ----------------  ----------  ------  ----
Kraft Foods
   Inc.          Com    50075N 10 4    $3,192,665    92,514,200            X              3, 5, 6           92,514,200
                                          161,738     4,686,700            X              1, 3, 4, 6         4,686,700
                                          345,100    10,000,000            X              2, 3, 6, 7, 8, 9  10,000,000
                                       ----------
                                       $3,699,503
                                       ==========